LONG-TERM DEBT - Stream obligation (Details) $ in Thousands		12 Months Ended
	Sep. 15, 2015 USD ($) $ / oz	Dec. 31, 2018 USD ($)
Long-Term Debt
Repurchase of stream obligation, classified as financing activities		$ 237,000
Loss on financial instruments at fair value		20,574
Change in fair value attributable to change in credit risk of financial instruments designated at fair value through profit or loss		5,543
Stream obligation
Long-Term Debt
Obligated payment	$ 20,000
Term (in years)	40 years
Repurchase of stream obligation, classified as financing activities		237,000
Change in fair value		12,980
Loss on financial instruments at fair value		20,574
Fair value gain due to the change in the Company's credit risk		$ 7,594
Stream obligation | Refined Gold
Long-Term Debt
Mineral obligation (in percent)	8.00%
Mineral (in ounces)	7,067,000
Price (per ounce) | $ / oz	400
Stream obligation | Refined Silver
Long-Term Debt
Mineral obligation (in percent)	8.00%
Mineral (in ounces)	26,297,000
Price (per ounce) | $ / oz	4